Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

March 31, 2020

SI-QTLY-0520
1.799881.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.8%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		$24,702	$9,687
Nonconvertible Bonds - 29.7%
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 2.2%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		13,810	11,911
Front Range BidCo, Inc. 4% 3/1/27 (b)		9,545	9,133
Frontier Communications Corp. 8.5% 4/1/26 (b)		25,262	23,087
GCI, Inc. 6.875% 4/15/25		8,000	7,920
Sable International Finance Ltd. 5.75% 9/7/27 (b)		12,405	10,946
SFR Group SA:
5.5% 1/15/28 (b)		13,345	12,495
7.375% 5/1/26 (b)		62,475	62,016
8.125% 2/1/27 (b)		4,495	4,686
Sprint Capital Corp.:
6.875% 11/15/28		78,162	89,277
8.75% 3/15/32		39,078	51,681
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		9,200	8,556
U.S. West Communications 7.25% 9/15/25		955	970
Virgin Media Finance PLC 4.875% 2/15/22		10,085	10,135
			302,813
Entertainment - 0.6%
Allen Media LLC 10.5% 2/15/28 (b)		6,415	5,252
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		2,640	2,249
Livent, Inc. 9.375% 10/15/04 (c)(d)		300	0
Netflix, Inc.:
4.375% 11/15/26		3,920	3,979
4.875% 4/15/28		16,980	17,489
5.375% 11/15/29 (b)		6,760	7,064
5.875% 11/15/28		38,210	40,827
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(e)		19,050	6,667
			83,527
Media - 3.8%
Altice Financing SA 5% 1/15/28 (b)		6,470	5,726
Block Communications, Inc. 4.875% 3/1/28 (b)		4,405	4,097
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		16,805	16,469
4.75% 3/1/30 (b)		51,010	50,882
5% 2/1/28 (b)		54,720	54,939
5.125% 5/1/27 (b)		42,005	42,277
5.375% 6/1/29 (b)		34,085	35,026
5.5% 5/1/26 (b)		12,355	12,511
5.875% 5/1/27 (b)		10,315	10,623
Comcast Corp.:
0.75% 2/20/32	EUR	23,530	23,299
1.25% 2/20/40	EUR	16,246	15,248
CSC Holdings LLC:
5.375% 2/1/28 (b)		13,855	14,132
5.5% 5/15/26 (b)		31,192	32,263
5.75% 1/15/30 (b)		61,690	62,212
6.5% 2/1/29 (b)		15,380	16,587
7.5% 4/1/28 (b)		8,475	9,029
Getty Images, Inc. 9.75% 3/1/27 (b)		12,745	9,341
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		4,965	4,469
11.25% 3/1/21 (d)		7,710	0
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		6,785	6,683
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		14,270	13,949
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)		6,620	5,892
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,417
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		4,550	4,504
5% 8/1/27 (b)		8,740	8,870
5.375% 4/15/25 (b)		8,845	8,933
5.375% 7/15/26 (b)		7,940	8,037
Tegna, Inc. 5% 9/15/29 (b)		7,290	6,561
Videotron Ltd. 5.125% 4/15/27 (b)		7,325	7,325
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		3,375	3,308
6% 1/15/27 (b)		7,930	7,692
Ziggo BV:
4.875% 1/15/30 (b)		4,805	4,680
5.5% 1/15/27 (b)		14,355	14,355
			534,336
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
5.5% 8/1/23		9,170	5,640
8.5% 10/15/24 (b)		12,990	8,180
9.75% 7/15/25 (b)		22,015	14,530
Sprint Corp. 7.625% 3/1/26		3,615	4,091
			32,441
TOTAL COMMUNICATION SERVICES			953,117
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
Allison Transmission, Inc.:
5% 10/1/24 (b)		7,960	7,721
5.875% 6/1/29 (b)		4,830	4,733
Exide Technologies:
10.75% 10/31/21 pay-in-kind (b)(d)(e)		610	567
11% 10/31/24 pay-in-kind (b)(d)(e)		1,560	1,014
11% 10/31/24 pay-in-kind (b)(d)(e)		632	285
ZF Europe Finance BV:
2% 2/23/26 (Reg. S)	EUR	33,700	29,647
3% 10/23/29 (Reg. S)	EUR	16,900	13,173
			57,140
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (b)		835	783
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	11,419	12,526
			13,309
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		5,300	4,141
Service Corp. International 5.125% 6/1/29		3,420	3,488
			7,629
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		5,535	5,258
4.375% 1/15/28 (b)		7,575	6,999
5% 10/15/25 (b)		39,105	37,345
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,460
FelCor Lodging LP 6% 6/1/25		7,895	7,540
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		14,400	9,070
8.75% 10/1/25 (b)		14,520	7,496
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		11,025	9,371
5.125% 5/1/26		10,820	10,360
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,323
4.875% 4/1/27		5,210	4,950
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		5,590	5,255
5% 6/1/24 (b)		6,145	6,022
5.25% 6/1/26 (b)		6,145	6,136
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		5,580	4,855
MCE Finance Ltd.:
4.875% 6/6/25 (b)		17,840	16,402
5.25% 4/26/26 (b)		7,345	6,613
5.375% 12/4/29 (b)		4,785	4,113
Merlin Entertainments PLC 5.75% 6/15/26 (b)		4,580	3,870
Scientific Games Corp.:
7% 5/15/28 (b)		4,965	3,053
7.25% 11/15/29 (b)		4,965	3,073
Studio City Co. Ltd. 7.25% 11/30/21 (b)		4,230	4,059
Viking Cruises Ltd. 5.875% 9/15/27 (b)		3,395	1,986
Voc Escrow Ltd. 5% 2/15/28 (b)		6,285	4,595
Wynn Macau Ltd. 5.125% 12/15/29 (b)		9,840	8,266
Yum! Brands, Inc.:
4.75% 1/15/30 (b)		6,265	5,835
7.75% 4/1/25 (b)		2,340	2,457
			197,762
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		4,370	3,320
Lennar Corp. 4.75% 11/29/27		7,175	7,157
LGI Homes, Inc. 6.875% 7/15/26 (b)		7,205	6,268
TRI Pointe Homes, Inc. 5.875% 6/15/24		11,770	10,934
			27,679
Internet & Direct Marketing Retail - 0.1%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		22,810	19,160
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)		1,987	1,689
4.75% 3/1/30 (b)		1,980	1,683
Lithia Motors, Inc. 4.625% 12/15/27 (b)		2,870	2,583
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,443
			11,398
TOTAL CONSUMER DISCRETIONARY			334,077
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch InBev SA NV:
2.875% 4/2/32 (Reg. S)	EUR	10,692	11,791
3.7% 4/2/40 (Reg. S)	EUR	11,462	12,807
Diageo Finance PLC 2.5% 3/27/32 (Reg. S)	EUR	34,329	39,220
			63,818
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)		9,415	9,368
4.875% 2/15/30 (b)		18,930	18,741
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		5,880	5,909
Performance Food Group, Inc. 5.5% 10/15/27 (b)		7,625	7,072
			41,090
Food Products - 0.9%
JBS Investments II GmbH:
5.75% 1/15/28 (b)		6,485	6,294
7% 1/15/26 (b)		6,745	6,722
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		17,240	17,412
6.75% 2/15/28 (b)		10,725	11,449
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		12,225	12,622
6.5% 4/15/29 (b)		17,835	19,132
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		5,230	5,152
4.875% 11/1/26 (b)		5,285	5,377
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		12,675	12,738
Post Holdings, Inc.:
4.625% 4/15/30 (b)		6,415	6,142
5% 8/15/26 (b)		12,030	12,381
5.5% 12/15/29 (b)		9,145	9,486
5.75% 3/1/27 (b)		4,885	5,006
			129,913
TOTAL CONSUMER STAPLES			234,821
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43		308	42
5.7% 10/15/39		1,585	246
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	2,158
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	3,449
Jonah Energy LLC 7.25% 10/15/25 (b)		10,845	488
Nabors Industries Ltd.:
7.25% 1/15/26 (b)		6,565	2,232
7.5% 1/15/28 (b)		5,660	1,811
Nabors Industries, Inc. 5.75% 2/1/25		11,690	2,572
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		3,620	905
NuStar Logistics LP 6% 6/1/26		7,285	5,391
SESI LLC 7.75% 9/15/24		4,340	1,128
Summit Midstream Holdings LLC 5.75% 4/15/25		3,405	375
Transocean, Inc.:
7.25% 11/1/25 (b)		7,140	3,590
7.5% 1/15/26 (b)		7,620	3,581
			27,968
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)		10,640	6,810
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		1,645	658
Antero Resources Finance Corp. 5.375% 11/1/21		1,900	1,382
Callon Petroleum Co. 6.125% 10/1/24		2,855	507
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	1,281
Chesapeake Energy Corp.:
7% 10/1/24		3,985	299
8% 1/15/25		1,955	117
8% 6/15/27		1,240	87
11.5% 1/1/25 (b)		14,711	2,354
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,430	13,390
CNX Midstream Partners LP 6.5% 3/15/26 (b)		3,935	2,715
Comstock Escrow Corp. 9.75% 8/15/26		36,490	25,908
Covey Park Energy LLC 7.5% 5/15/25 (b)		6,555	4,589
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		11,025	6,061
5.75% 4/1/25		2,960	1,695
CVR Energy, Inc.:
5.25% 2/15/25 (b)		9,740	7,573
5.75% 2/15/28(b)		24,505	18,317
DCP Midstream LLC 5.85% 5/21/43 (b)(e)		10,780	5,174
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		26,375	3,962
9% 5/15/21 (b)		27,890	8,158
9.25% 3/31/22 (b)		4,210	1,010
EG Global Finance PLC 8.5% 10/30/25 (b)		9,545	8,495
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		5,820	4,017
5.75% 1/30/28 (b)		10,149	6,901
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,831
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(c)		55,595	6,671
EQT Corp. 3.9% 10/1/27		15,848	10,930
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		4,315	766
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	3,865
Global Partners LP/GLP Finance Corp. 7% 6/15/23		8,125	6,663
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		9,140	6,453
Hess Midstream Partners LP 5.125% 6/15/28 (b)		6,600	4,638
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,550	3,473
5.75% 10/1/25 (b)		8,135	3,742
6.25% 11/1/28 (b)		7,130	3,137
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (b)		4,350	3,643
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		13,168	8,691
Laredo Petroleum, Inc.:
9.5% 1/15/25		6,490	2,596
10.125% 1/15/28		4,870	1,851
MEG Energy Corp. 7.125% 2/1/27 (b)		6,490	3,207
MPLX LP 6.375% 5/1/24 (b)		3,185	3,027
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,895
5.625% 5/1/27		3,665	3,591
Newfield Exploration Co. 5.375% 1/1/26		6,813	3,559
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,455	2,535
7.5% 4/15/26		7,355	2,574
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		1,800	1,717
4.875% 8/15/27 (b)		1,800	1,603
Occidental Petroleum Corp.:
4.4% 4/15/46		5,820	2,441
4.4% 8/15/49		14,725	6,367
4.625% 6/15/45		4,795	2,074
6.45% 9/15/36		5,820	2,783
6.6% 3/15/46		5,480	2,583
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (b)		685	529
5.625% 10/15/27 (b)		1,590	1,121
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)		15,760	10,599
7.25% 6/15/25		13,580	9,103
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	3,764
PDC Energy, Inc. 6.125% 9/15/24		2,480	1,324
Range Resources Corp.:
4.875% 5/15/25		5,430	3,231
5% 3/15/23		26,095	19,318
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)		12,834	1,925
SM Energy Co.:
5.625% 6/1/25		5,060	1,379
6.625% 1/15/27		12,830	3,734
6.75% 9/15/26		3,175	953
Southern Star Central Corp. 5.125% 7/15/22 (b)		4,930	4,874
Southwestern Energy Co.:
6.2% 1/23/25 (e)		1,095	746
7.5% 4/1/26		12,420	8,135
7.75% 10/1/27		7,830	5,148
SRC Energy, Inc. 6.25% 12/1/25		4,370	2,141
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,205
5.5% 2/15/26		6,865	5,940
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,820	8,203
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,843
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		6,493	357
Unit Corp. 6.625% 5/15/21		1,660	118
W&T Offshore, Inc. 9.75% 11/1/23 (b)		24,200	5,688
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	335
			360,079
TOTAL ENERGY			388,047
FINANCIALS - 3.8%
Banks - 0.5%
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (e)	EUR	6,900	7,182
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (e)	EUR	23,652	25,053
HBOS PLC 4.5% 3/18/30 (e)	EUR	12,510	14,317
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (e)	EUR	11,593	10,170
6.95% 10/31/22 (Reg. S)	EUR	13,154	15,019
			71,741
Capital Markets - 0.1%
AssuredPartners, Inc. 7% 8/15/25 (b)		2,930	2,637
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		4,875	4,838
MSCI, Inc.:
4% 11/15/29 (b)		3,780	3,755
5.75% 8/15/25 (b)		5,060	5,224
			16,454
Consumer Finance - 2.0%
Ally Financial, Inc.:
8% 11/1/31		155,842	179,140
8% 11/1/31		16,761	18,982
Springleaf Finance Corp.:
5.375% 11/15/29		5,560	5,090
6.625% 1/15/28		4,415	4,134
6.875% 3/15/25		30,605	30,823
7.125% 3/15/26		41,215	40,803
			278,972
Diversified Financial Services - 0.7%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		6,600	6,435
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		17,335	16,013
6.25% 5/15/26		14,625	13,821
6.375% 12/15/25		32,405	30,623
6.75% 2/1/24		6,490	6,263
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		5,220	4,920
5% 1/15/28 (b)		5,270	4,980
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		4,280	3,724
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,670	2,316
5.25% 8/15/22 (b)		5,645	5,101
5.5% 2/15/24 (b)		490	422
			94,618
Insurance - 0.3%
Acrisure LLC 10.125% 8/1/26 (b)		6,810	6,333
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		20,290	17,449
8.125% 2/15/24 (b)		7,875	7,671
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		3,340	3,128
HUB International Ltd. 7% 5/1/26 (b)		6,980	6,910
NN Group NV 4.625% 4/8/44 (Reg. S) (e)	EUR	3,495	3,965
			45,456
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,032
Thrifts & Mortgage Finance - 0.2%
Nationwide Building Society 2% 7/25/29 (Reg. S) (e)	EUR	20,943	21,032
TOTAL FINANCIALS			534,305
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.2%
Danaher Corp. 2.5% 3/30/30	EUR	4,664	5,337
Hologic, Inc.:
4.375% 10/15/25 (b)		3,700	3,664
4.625% 2/1/28 (b)		2,505	2,480
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)		9,260	7,963
Teleflex, Inc. 4.625% 11/15/27		2,930	2,927
			22,371
Health Care Providers & Services - 1.8%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		18,900	15,876
Centene Corp.:
4.25% 12/15/27 (b)		6,820	6,833
4.625% 12/15/29 (b)		23,795	23,914
4.75% 1/15/25 (b)		5,425	5,493
5.25% 4/1/25 (b)		5,705	5,791
5.375% 6/1/26 (b)		18,035	18,578
5.375% 8/15/26 (b)		4,655	4,748
Community Health Systems, Inc.:
6.625% 2/15/25 (b)		7,415	6,859
8% 3/15/26 (b)		37,390	35,521
8.125% 6/30/24 (b)		25,507	17,673
9.875% 6/30/23 (b)		21,652	16,889
Encompass Health Corp. 5.75% 11/1/24		10,048	10,095
HCA Holdings, Inc. 4.75% 5/1/23		11,330	11,607
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		7,300	7,328
Radiology Partners, Inc. 9.25% 2/1/28 (b)		11,755	10,177
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,467
4.625% 9/1/24 (b)		7,305	6,997
4.875% 1/1/26 (b)		18,260	17,393
5.125% 5/1/25		3,640	3,440
5.125% 11/1/27 (b)		10,955	10,462
6.25% 2/1/27 (b)		11,115	10,837
Vizient, Inc. 6.25% 5/15/27 (b)		1,690	1,686
			251,664
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		5,660	5,787
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		7,285	7,632
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)		2,045	1,971
			9,603
Pharmaceuticals - 0.3%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		2,365	2,294
5% 7/15/27 (b)		2,295	2,226
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	21,360	23,735
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		18,405	18,595
5.75% 8/15/27 (b)		1,925	1,982
			48,832
TOTAL HEALTH CARE			338,257
INDUSTRIALS - 2.7%
Aerospace & Defense - 1.4%
Airbus Group NV 2.375% 4/7/32 (Reg. S)	EUR	7,258	7,924
Arconic Rolled Products Corp. 6.125% 2/15/28 (b)		4,415	4,514
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		2,610	2,525
Bombardier, Inc.:
7.5% 12/1/24 (b)		1,850	1,226
7.875% 4/15/27 (b)		9,215	6,358
BWX Technologies, Inc. 5.375% 7/15/26 (b)		4,990	4,790
DAE Funding LLC 4% 8/1/20 (b)		3,095	3,007
Moog, Inc. 4.25% 12/15/27 (b)		2,025	1,828
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	19,609
TransDigm, Inc.:
5.5% 11/15/27 (b)		57,420	51,534
6.25% 3/15/26 (b)		11,120	11,064
6.375% 6/15/26		37,890	36,280
6.5% 5/15/25		9,710	9,225
7.5% 3/15/27		11,028	10,628
Wolverine Escrow LLC:
8.5% 11/15/24 (b)		8,275	6,599
9% 11/15/26 (b)		11,585	9,413
13.125% 11/15/27 (b)		6,620	5,296
			191,820
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		3,960	3,673
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		1,725	1,749
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23		205	198
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,157	2,210
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,082	2,932
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,904	5,298
Series 2012-2 Class B, 6.75% 12/3/22		2,339	2,265
Series 2013-1 Class B, 5.375% 5/15/23		3,077	2,938
			17,590
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,400	1,246
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		6,910	6,996
Covanta Holding Corp.:
5.875% 3/1/24		5,895	5,556
5.875% 7/1/25		1,995	1,835
6% 1/1/27		7,080	5,897
IAA Spinco, Inc. 5.5% 6/15/27 (b)		2,830	2,738
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		6,210	5,931
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		2,315	2,338
The Brink's Co. 4.625% 10/15/27 (b)		7,200	6,642
			37,933
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	6,741
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,090	2,027
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(c)		7,474	308
5.25% 6/27/29 (b)(c)		6,800	289
7.125% 6/26/42 (b)(c)		3,310	166
			9,531
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		8,215	7,784
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 1.25% 2/28/31 (Reg. S)	EUR	7,025	7,648
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		1,880	1,857
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		7,680	6,605
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		5,670	5,316
Road & Rail - 0.5%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		2,050	1,770
5.25% 5/15/24 (b)		11,080	9,436
5.5% 1/15/23 (b)		3,275	2,938
Uber Technologies, Inc.:
7.5% 9/15/27 (b)		31,625	31,220
8% 11/1/26 (b)		29,170	28,764
			74,128
Trading Companies & Distributors - 0.1%
FLY Leasing Ltd. 5.25% 10/15/24		5,695	4,784
United Rentals North America, Inc.:
3.875% 11/15/27		3,345	3,161
5.5% 5/15/27		4,980	4,855
			12,800
TOTAL INDUSTRIALS			377,931
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		1,905	1,767
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		14,475	12,738
Camelot Finance SA 4.5% 11/1/26 (b)		6,365	6,174
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	4,101
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		5,665	5,717
GTT Communications, Inc. 7.875% 12/31/24 (b)		640	413
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,340	4,886
			34,029
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26		3,615	3,779
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		7,880	7,722
			11,501
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (b)		7,330	7,110
6.875% 8/1/25 (b)		2,480	2,406
CDK Global, Inc. 5.875% 6/15/26		2,670	2,821
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		13,310	13,110
Fair Isaac Corp. 4% 6/15/28 (b)		6,420	6,163
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		2,820	2,687
Nortonlifelock, Inc. 5% 4/15/25 (b)		6,360	6,422
Open Text Corp.:
3.875% 2/15/28 (b)		3,220	3,027
5.875% 6/1/26 (b)		6,000	6,293
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		3,220	3,028
Parametric Technology Corp.:
3.625% 2/15/25 (b)		3,755	3,511
4% 2/15/28 (b)		3,715	3,568
6% 5/15/24		2,430	2,501
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		9,915	8,725
10.5% 2/1/24 (b)		8,750	7,372
			78,744
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		5,480	4,987
6.125% 9/1/29 (b)		5,480	5,118
			10,105
TOTAL INFORMATION TECHNOLOGY			136,146
MATERIALS - 3.0%
Chemicals - 1.4%
CF Industries Holdings, Inc.:
4.95% 6/1/43		40,343	38,314
5.15% 3/15/34		19,208	19,501
5.375% 3/15/44		34,489	32,852
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (b)(e)(f)		1,820	1,767
6.5% 5/15/26 (b)		31,160	26,174
6.875% 6/15/25 (b)		6,400	5,536
Element Solutions, Inc. 5.875% 12/1/25 (b)		10,955	10,736
LSB Industries, Inc. 9.625% 5/1/23 (b)		3,600	2,988
Neon Holdings, Inc. 10.125% 4/1/26 (b)		7,305	6,544
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		9,095	7,981
5.25% 6/1/27 (b)		7,795	6,567
OCI NV:
5.25% 11/1/24 (b)		10,040	8,634
6.625% 4/15/23 (b)		3,185	2,898
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		6,567	6,233
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		5,880	4,234
The Chemours Co. LLC 5.375% 5/15/27		18,470	14,127
Valvoline, Inc. 4.25% 2/15/30 (b)		4,680	4,352
			199,438
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		3,060	2,846
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,508
			6,354
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		6,625	5,690
Cascades, Inc.:
5.125% 1/15/26 (b)		3,310	3,202
5.375% 1/15/28 (b)		3,310	3,161
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	16,948
7.5% 12/15/96		7,695	7,233
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		11,010	10,129
10.5% 7/15/27 (b)		7,340	6,845
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		4,195	4,174
8.5% 8/15/27 (b)		7,180	7,216
			64,598
Metals & Mining - 1.1%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		2,110	1,920
6.75% 9/30/24 (b)		5,350	5,188
7% 9/30/26 (b)		4,430	4,120
Aleris International, Inc. 6% 6/1/20 (b)(d)		63	63
Algoma Steel SCA 0% 12/31/23 (d)		1,518	1,154
Anglo American Capital PLC 1.625% 3/11/26 (Reg. S)	EUR	4,652	4,496
ArcelorMittal SA 1.75% 11/19/25 (Reg. S)	EUR	20,803	19,095
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		7,215	6,602
5.75% 3/1/25		1,889	1,459
5.875% 6/1/27 (b)		11,010	6,594
Commercial Metals Co. 5.75% 4/15/26		5,405	5,045
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		14,455	13,049
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		4,850	4,001
6.875% 3/1/26 (b)		14,330	11,464
7.25% 4/1/23 (b)		1,985	1,628
7.5% 4/1/25 (b)		11,080	9,152
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		5,450	4,851
4.75% 5/15/22 (b)		4,780	4,762
5.125% 3/15/23 (b)		7,615	7,463
5.125% 5/15/24 (b)		5,885	5,797
Freeport-McMoRan, Inc. 5.45% 3/15/43		3,585	3,209
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		5,460	4,341
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		4,505	4,190
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		6,615	5,871
Mineral Resources Ltd. 8.125% 5/1/27 (b)		11,025	10,329
Murray Energy Corp.:
11.25% 4/15/21 (b)(c)		5,925	0
12% 4/15/24 pay-in-kind (b)(c)(e)		6,364	0
United States Steel Corp. 6.25% 3/15/26		7,180	4,523
			150,366
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		1,355	1,284
TOTAL MATERIALS			422,040
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Iron Mountain, Inc. 4.875% 9/15/29 (b)		14,590	13,706
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,950	10,074
5% 10/15/27		15,435	14,972
SBA Communications Corp. 3.875% 2/15/27 (b)		9,720	9,744
The GEO Group, Inc.:
5.125% 4/1/23		7,555	5,666
5.875% 10/15/24		3,710	2,597
6% 4/15/26		5,755	3,737
Uniti Group, Inc. 7.875% 2/15/25 (b)		9,940	9,244
VICI Properties, Inc.:
4.25% 12/1/26 (b)		12,650	11,606
4.625% 12/1/29 (b)		7,220	6,570
			87,916
Real Estate Management & Development - 0.2%
Digital Euro Finco LLC 1.125% 4/9/28 (Reg. S)	EUR	2,523	2,396
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,940	7,682
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		775	729
5.875% 1/31/25 (b)		4,625	4,301
5.875% 6/15/27 (b)		5,610	5,210
6% 9/1/23 (b)		4,385	4,210
			24,528
TOTAL REAL ESTATE			112,444
UTILITIES - 2.3%
Electric Utilities - 1.8%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		4,055	3,761
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		4,825	4,704
4.5% 9/15/27 (b)		3,355	3,271
NRG Energy, Inc.:
5.75% 1/15/28		20,240	20,645
6.625% 1/15/27		15,685	16,312
Pacific Gas & Electric Co.:
3.5% 10/1/20 (c)		3,350	3,283
3.75% 8/15/42 (c)		6,290	5,567
3.95% 12/1/47 (c)		32,835	29,634
4% 12/1/46 (c)		14,690	13,368
4.25% 3/15/46 (c)		1,475	1,416
4.3% 3/15/45 (c)		3,690	3,542
5.8% 3/1/37 (c)		23,540	23,893
6.05% 3/1/34 (c)		75,170	76,215
Vistra Operations Co. LLC:
5% 7/31/27 (b)		13,800	14,007
5.5% 9/1/26 (b)		9,975	10,274
5.625% 2/15/27 (b)		17,455	18,000
			247,892
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	16,808
8% 3/1/32		9,400	11,392
			28,200
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 4.25% 7/15/24 (b)		7,335	7,152
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		3,540	3,514
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		3,700	3,672
4.75% 1/15/30 (b)		6,690	6,489
5% 1/31/28 (b)		3,715	3,893
The AES Corp. 4.5% 3/15/23		3,065	3,004
			27,724
Multi-Utilities - 0.1%
ENGIE 2.125% 3/30/32 (Reg. S)	EUR	12,800	14,981
TOTAL UTILITIES			318,797

TOTAL NONCONVERTIBLE BONDS			4,149,982

TOTAL CORPORATE BONDS
(Cost $4,683,929)			4,159,669

U.S. Government and Government Agency Obligations - 17.3%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$3,262
5.375% 4/1/56		3,503	6,295

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			9,557

U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27		59,650	65,250
U.S. Treasury Obligations - 16.3%
U.S. Treasury Bonds:
2.5% 2/15/45 (g)(h)		216,056	269,826
2.875% 5/15/49		7,100	9,670
3% 5/15/45		20,100	27,341
3% 2/15/49		185,540	258,734
4.75% 2/15/37 (g)(h)		74,200	118,514
5.25% 2/15/29 (g)		5,406	7,552
6.125% 8/15/29 (g)		3,663	5,483
7.5% 11/15/24		5,690	7,546
U.S. Treasury Notes:
1.125% 2/28/25 (i)		56,403	58,498
1.125% 2/28/27		63,847	66,368
1.375% 2/15/23		3,446	3,555
1.375% 8/31/23		11,000	11,397
1.5% 8/31/21		22,000	22,400
1.5% 9/30/21		124,780	127,178
1.5% 10/31/24		480	505
1.5% 1/31/27		34,389	36,596
1.5% 2/15/30		4,100	4,420
1.625% 11/15/22		14,901	15,428
1.625% 5/31/23		19,717	20,536
1.625% 9/30/26		3,093	3,311
1.625% 8/15/29		6,707	7,283
1.75% 7/31/21		9,325	9,519
1.875% 7/31/22		43,433	45,050
2.125% 3/31/24		56,643	60,666
2.125% 7/31/24		118,408	127,363
2.125% 5/15/25 (g)(j)		12,033	13,070
2.25% 3/31/21		9,900	10,107
2.25% 7/31/21		52,019	53,437
2.25% 4/30/24		24,428	26,317
2.25% 3/31/26		34,717	38,322
2.375% 4/15/21		74,550	76,280
2.5% 12/31/20		100,000	101,770
2.5% 1/31/21		42,832	43,689
2.5% 2/28/21		90,000	91,948
2.5% 1/15/22		238,316	247,960
2.5% 2/28/26		58,197	65,015
2.625% 12/31/23		69,183	75,145
2.625% 2/15/29		60,209	70,402
2.75% 6/30/25		197	221
3.125% 11/15/28		31,330	37,836

TOTAL U.S. TREASURY OBLIGATIONS			2,276,258

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.0749% 12/7/20 (NCUA Guaranteed) (e)(f)		1,408	1,403
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	51,588
Private Export Funding Corp. Secured 1.75% 11/15/24		11,520	12,006

TOTAL OTHER GOVERNMENT RELATED			64,997

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,149,683)			2,416,062

U.S. Government Agency - Mortgage Securities - 6.6%
Fannie Mae - 0.4%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (e)(f)		28	29
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (e)(f)		107	111
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (e)(f)		18	19
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(f)		43	45
12 month U.S. LIBOR + 1.630% 3.908% 3/1/33 (e)(f)		71	73
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (e)(f)		91	95
12 month U.S. LIBOR + 1.660% 4.136% 11/1/36 (e)(f)		17	18
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (e)(f)		116	118
12 month U.S. LIBOR + 1.750% 3.958% 7/1/35 (e)(f)		75	78
12 month U.S. LIBOR + 1.760% 3.785% 2/1/37 (e)(f)		280	290
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (e)(f)		351	361
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (e)(f)		178	181
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (e)(f)		345	357
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (e)(f)		63	65
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (e)(f)		98	100
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (e)(f)		51	52
12 month U.S. LIBOR + 1.850% 4.566% 5/1/36 (e)(f)		15	16
12 month U.S. LIBOR + 1.880% 4.592% 4/1/36 (e)(f)		248	258
12 month U.S. LIBOR + 1.890% 4.522% 8/1/35 (e)(f)		99	103
6 month U.S. LIBOR + 1.550% 3.574% 9/1/33 (e)(f)		247	252
2.5% 11/1/29		13,700	14,269
3% 5/1/33 to 7/1/33		6,303	6,718
3.5% 7/1/32 to 10/1/34		19,001	20,268
4% 5/1/29		2,936	3,093
4.5% 11/1/25		1,098	1,148
5% 2/1/22 to 5/1/22		6	7
6% to 6% 1/1/34 to 6/1/36		2,344	2,706
6.5% 2/1/22 to 8/1/36		3,472	3,988
7.5% 1/1/28		22	25

TOTAL FANNIE MAE			54,843

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (e)(f)		53	54
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (e)(f)		50	51
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (e)(f)		881	906
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (e)(f)		61	63
12 month U.S. LIBOR + 1.870% 4.331% 10/1/42 (e)(f)		422	435
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (e)(f)		46	47
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (e)(f)		483	498
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(f)		72	73
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(f)		80	82
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (e)(f)		156	160
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (e)(f)		105	107
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (e)(f)		140	144
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (e)(f)		91	95
6 month U.S. LIBOR + 1.660% 3.596% 2/1/37 (e)(f)		53	54
6 month U.S. LIBOR + 1.660% 3.915% 1/1/37 (e)(f)		116	118
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (e)(f)		90	93
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (e)(f)		24	25
6 month U.S. LIBOR + 1.840% 3.953% 10/1/36 (e)(f)		248	255
6 month U.S. LIBOR + 1.860% 3.94% 10/1/35 (e)(f)		131	135
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (e)(f)		88	91
6 month U.S. LIBOR + 2.010% 4.203% 5/1/37 (e)(f)		119	122
6 month U.S. LIBOR + 2.020% 4.025% 6/1/37 (e)(f)		45	46
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (e)(f)		68	70
6 month U.S. LIBOR + 2.680% 4.742% 10/1/35 (e)(f)		13	13
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.467% 6/1/33 (e)(f)		204	211
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (e)(f)		1	1
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (e)(f)		162	168
3% 4/1/33 to 11/1/33		19,497	20,784
3.5% 7/1/32		3,759	4,030
6% 1/1/24		421	443
6.5% 9/1/21 to 3/1/22		82	85

TOTAL FREDDIE MAC			29,459

Ginnie Mae - 3.7%
6% 6/15/36		3,101	3,544
7% 9/15/25 to 8/15/31		8	9
7.5% 2/15/22 to 8/15/28		25	29
8% 12/15/26		0	0
2.5% 4/1/50 (k)		76,000	79,455
2.5% 4/1/50 (k)		20,950	21,902
2.5% 4/1/50 (k)		21,250	22,216
2.5% 4/1/50 (k)		36,050	37,689
2.5% 4/1/50 (k)		650	680
2.5% 4/1/50 (k)		12,700	13,277
2.5% 4/1/50 (k)		48,500	50,705
2.5% 4/1/50 (k)		44,600	46,627
2.5% 4/1/50 (k)		1,950	2,039
2.5% 4/1/50 (k)		1,950	2,039
2.5% 5/1/50 (k)		36,700	38,302
2.5% 5/1/50 (k)		4,000	4,175
2.5% 5/1/50 (k)		1,950	2,035
2.5% 5/1/50 (k)		1,950	2,035
2.5% 5/1/50 (k)		3,900	4,070
2.5% 5/1/50 (k)		1,950	2,035
2.5% 5/1/50 (k)		36,700	38,302
2.5% 5/1/50 (k)		7,900	8,245
2.5% 5/1/50 (k)		1,950	2,035
3.5% 8/20/42 to 8/20/47		33,727	36,085
3.5% 4/1/50 (k)		8,800	9,283
3.5% 4/1/50 (k)		6,400	6,751
3.5% 4/1/50 (k)		4,750	5,011
3.5% 4/1/50 (k)		7,350	7,754
3.5% 4/1/50 (k)		4,575	4,826
3.5% 4/1/50 (k)		3,900	4,114
3.5% 4/1/50 (k)		675	712
3.5% 4/1/50 (k)		11,650	12,290
3.5% 5/1/50 (k)		700	738
3.5% 5/1/50 (k)		6,800	7,170
3.5% 5/1/50 (k)		6,850	7,223
4% 10/20/43 to 7/20/47		14,722	15,794
4.309% 2/20/62 (e)(l)		158	159
4.5% 6/20/48		18,436	19,691
4.94% 2/20/62 (e)(l)		7	7
5% 4/20/48		742	801
5.084% 1/20/62 (e)(l)		208	208
5.47% 8/20/59 (e)(l)		8	8

TOTAL GINNIE MAE			520,070

Uniform Mortgage Backed Securities - 2.3%
2.5% 4/1/50 (k)		26,800	27,781
2.5% 4/1/50 (k)		10,000	10,366
2.5% 4/1/50 (k)		10,600	10,988
2.5% 4/1/50 (k)		10,600	10,988
2.5% 5/1/50 (k)		16,800	17,383
2.5% 5/1/50 (k)		16,800	17,383
3% 4/1/50 (k)		16,300	17,093
3% 4/1/50 (k)		11,200	11,745
3% 4/1/50 (k)		5,100	5,348
3% 5/1/50 (k)		22,700	23,781
3.5% 4/1/50 (k)		48,300	51,086
3.5% 4/1/50 (k)		3,600	3,808
3.5% 4/1/50 (k)		5,900	6,240
3.5% 4/1/50 (k)		4,400	4,654
3.5% 4/1/50 (k)		4,400	4,654
3.5% 4/1/50 (k)		5,800	6,135
3.5% 4/1/50 (k)		27,000	28,557
3.5% 5/1/50 (k)		30,600	32,338
3.5% 5/1/50 (k)		30,600	32,338

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			322,666

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $909,631)			927,038

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 1.8854% 6/28/23 (Cost $8,617)(b)(e)(f)		$8,649	$8,548

Collateralized Mortgage Obligations - 2.1%
U.S. Government Agency - 2.1%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.8766% 6/25/36 (e)(f)		3,232	3,227
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		341	387
Series 2005-19 Class PA, 5.5% 7/25/34		51	51
Series 2005-64 Class PX, 5.5% 6/25/35		599	645
Series 2005-68 Class CZ, 5.5% 8/25/35		3,450	4,002
Series 2010-118 Class PB, 4.5% 10/25/40		3,241	3,618
Series 2012-149:
Class DA, 1.75% 1/25/43		765	780
Class GA, 1.75% 6/25/42		813	828
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		403	426
Series 2004-91 Class Z, 5% 12/25/34		2,770	3,143
Series 2005-117 Class JN, 4.5% 1/25/36		449	495
Series 2005-14 Class ZB, 5% 3/25/35		1,079	1,225
Series 2006-72 Class CY, 6% 8/25/26		723	788
Series 2009-59 Class HB, 5% 8/25/39		1,488	1,689
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		1,234	87
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.8666% 3/25/36 (e)(f)		2,063	2,074
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		50	0
Series 2011-67 Class AI, 4% 7/25/26 (m)		385	25
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.6046% 2/15/33 (e)(f)		967	967
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.1046% 3/15/34 (e)(f)		1,305	1,288
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		34	38
Series 2996 Class MK, 5.5% 6/15/35		77	86
Series 3415 Class PC, 5% 12/15/37		438	492
Series 3857 Class ZP, 5% 5/15/41		2,440	3,076
Series 4135 Class AB, 1.75% 6/15/42		610	622
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		104	117
Series 2877 Class ZD, 5% 10/15/34		3,464	3,932
Series 3745 Class KV, 4.5% 12/15/26		4,110	4,397
Series 3843 Class PZ, 5% 4/15/41		2,473	3,036
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		1,766	1,845
Series 4341 Class ML, 3.5% 11/15/31		3,778	4,075
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.2729% 7/20/37 (e)(f)		683	678
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.2529% 1/20/38 (e)(f)		175	174
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.6329% 8/20/38 (e)(f)		1,190	1,196
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.6729% 9/20/38 (e)(f)		932	942
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.3046% 11/16/39 (e)(f)		756	754
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.2346% 12/16/39 (e)(f)		560	555
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9426% 7/20/60 (e)(f)(l)		5,647	5,544
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.9619% 9/20/60 (e)(f)(l)		6,775	6,657
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.9619% 8/20/60 (e)(f)(l)		7,072	6,953
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.0419% 12/20/60 (e)(f)(l)		2,689	2,645
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 12/20/60 (e)(f)(l)		3,854	3,814
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 2/20/61 (e)(f)(l)		7,059	7,006
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.1519% 2/20/61 (e)(f)(l)		8,800	8,730
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 4/20/61 (e)(f)(l)		3,117	3,083
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.1619% 5/20/61 (e)(f)(l)		4,098	4,050
Class FC, 1 month U.S. LIBOR + 0.500% 2.1619% 5/20/61 (e)(f)(l)		3,576	3,537
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.1919% 6/20/61 (e)(f)(l)		4,255	4,213
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.2619% 10/20/61 (e)(f)(l)		4,784	4,744
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.3619% 11/20/61 (e)(f)(l)		4,449	4,422
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.3619% 1/20/62 (e)(f)(l)		2,859	2,841
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.2919% 1/20/62 (e)(f)(l)		4,339	4,306
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.2919% 3/20/62 (e)(f)(l)		2,717	2,692
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3119% 5/20/61 (e)(f)(l)		60	60
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.2619% 8/20/63 (e)(f)(l)		810	806
Class FD, 1 month U.S. LIBOR + 0.600% 2.2619% 8/20/63 (e)(f)(l)		1,943	1,933
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.9419% 5/20/63 (e)(f)(l)		269	267
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.8619% 4/20/63 (e)(f)(l)		288	285
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.0229% 10/20/47 (e)(f)		4,515	4,403
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.0729% 5/20/48 (e)(f)		5,512	5,402
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.0729% 6/20/48 (e)(f)		6,422	6,282
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 1.2229% 9/20/49 (e)(f)		14,142	13,891
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 1.2229% 8/20/49 (e)(f)		32,335	31,881
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,351
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		870	56
Series 2017-134 Class BA, 2.5% 11/20/46		870	914
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	10,217
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)		397	396
Series 2014-H04 Class HA, 2.75% 2/20/64 (l)		11,041	11,372
Series 2014-H12 Class KA, 2.75% 5/20/64 (l)		3,183	3,246
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.1619% 9/20/62 (e)(f)(l)		1,101	1,099
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3119% 11/20/65 (e)(f)(l)		203	203
Series 2018-H12 Class HA, 3.25% 8/20/68 (l)		8,358	9,028
Series 2004-22 Class M1, 5.5% 4/20/34		639	872
Series 2010-169 Class Z, 4.5% 12/20/40		5,350	5,933
Series 2010-H15 Class TP, 5.15% 8/20/60 (l)		16	17
Series 2010-H16 Class BA, 3.55% 7/20/60 (l)		668	703
Series 2010-H17 Class XP, 5.31% 7/20/60 (e)(l)		200	201
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(l)		56	61
Series 2010-H28 Class KA, 3.75% 12/20/60 (l)		7	7
Series 2012-64 Class KI, 3.5% 11/20/36 (m)		467	9
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.6362% 4/20/39 (e)(n)		1,155	1,199
Class ST, 8.800% - 1 month U.S. LIBOR 7.7695% 8/20/39 (e)(n)		4,259	4,417
Series 2013-H07 Class JA, 1.75% 3/20/63 (l)		5,601	5,589
Series 2013-H08 Class MA, 3% 3/20/63 (l)		5,848	5,861
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)		1,897	1,897
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)		1,192	1,191
Class JA, 2.5% 6/20/65 (l)		419	419
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(l)		2,431	2,433
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2% 5/20/66 (e)(f)(l)		10,765	10,699
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.85% 8/20/66 (e)(f)(l)		11,841	11,732
Series 2090-118 Class XZ, 5% 12/20/39		11,914	13,888
TOTAL U.S. GOVERNMENT AGENCY
(Cost $299,005)			300,217

Foreign Government and Government Agency Obligations - 8.3%
Australian Commonwealth:
2.5% 5/21/30 (Reg. S)	AUD	36,770	26,430
3% 3/21/47	AUD	56,350	44,991
Buoni del Tesoro Poliennali 2.45% 9/1/50 (Reg. S) (b)	EUR	16,619	18,468
Canadian Government:
1.25% 3/1/25	CAD	194,000	142,187
1.5% 9/1/24	CAD	97,290	71,833
1.75% 8/1/20	CAD	96,760	69,072
2.25% 6/1/29	CAD	25,000	20,193
Dutch Government 0.25% 7/15/29(Reg. S) (b)	EUR	30,110	34,852
German Federal Republic:
0% 9/11/20(Reg. S)	EUR	9,910	10,960
0.25% 2/15/29	EUR	200,540	236,688
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	66,902
5.5% 12/4/23		19,812	22,998
Japan Government 0.1% 9/20/29	JPY	21,451,850	201,451
Jordanian Kingdom 3% 6/30/25		16,691	18,240
Norway Government Bond 1.375% 8/19/30 (Reg. S) (b)	NOK	693,420	69,927
Ukraine Government 1.471% 9/29/21		6,753	6,862
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S)	GBP	50,000	65,475
2% 7/22/20 (Reg. S)	GBP	24,390	30,446
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,152,686)			1,157,975
		Shares	Value (000s)

Common Stocks - 4.7%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (o)		18,000	20,915
Facebook, Inc. Class A (o)		78,700	13,127
			34,042
Media - 0.2%
Altice U.S.A., Inc. Class A (o)		675,200	15,050
iHeartMedia, Inc. warrants 5/1/39 (o)		26	0
Nexstar Broadcasting Group, Inc. Class A		137,200	7,921
			22,971
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (o)		346,800	29,097

TOTAL COMMUNICATION SERVICES			86,110

CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (d)(o)		30,337	76
Exide Technologies (d)(o)		7,093	7
Exide Technologies (d)(o)		418,807	0
UC Holdings, Inc. (d)(o)		560,355	9,397
			9,480
Automobiles - 0.0%
Tesla, Inc. (o)		14,600	7,650
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.		449,600	6,483
Eldorado Resorts, Inc. (o)		90,400	1,302
MGM Mirage, Inc.		241,800	2,853
Penn National Gaming, Inc. (o)		343,406	4,344
Restaurant Brands International, Inc.		158,200	6,375
Royal Caribbean Cruises Ltd. (i)		38,600	1,242
Studio City International Holdings Ltd. ADR (o)		133,400	2,695
			25,294
Household Durables - 0.0%
Tempur Sealy International, Inc. (o)		99,600	4,354
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (o)		4,900	9,554

TOTAL CONSUMER DISCRETIONARY			56,332

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (d)(o)		134,915	5,266
Food Products - 0.2%
Darling International, Inc. (o)		489,800	9,389
JBS SA		2,756,800	10,791
Reddy Ice Holdings, Inc. (d)(o)		331,236	0
Reddy Ice Holdings, Inc. (d)		133,255	14
			20,194

TOTAL CONSUMER STAPLES			25,460

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (o)		135,187	12
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (i)(o)		108,327	51
Goodrich Petroleum Corp. (o)		90,737	387
Harvest Oil & Gas Corp.		193,888	580
MEG Energy Corp. (o)		870,000	1,032
Ultra Petroleum Corp. warrants 7/14/25 (o)		127,890	0
VNR Finance Corp. (d)(o)		83,865	0
VNR Finance Corp. (b)(d)(o)		403,886	0
			2,050

TOTAL ENERGY			2,062

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		296,000	6,284
JPMorgan Chase & Co.		115,500	10,398
			16,682
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (o)		5,066	49
Penson Worldwide, Inc. Class A (d)(o)		7,403,098	0
			49
Consumer Finance - 0.1%
American Express Co.		80,400	6,883
OneMain Holdings, Inc.		262,600	5,021
			11,904

TOTAL FINANCIALS			28,635

HEALTH CARE - 0.7%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. (o)		67,800	6,088
Health Care Providers & Services - 0.3%
Cigna Corp.		57,400	10,170
HCA Holdings, Inc.		59,700	5,364
Humana, Inc.		37,500	11,776
Rotech Healthcare, Inc. (d)(o)		129,242	1,345
UnitedHealth Group, Inc.		51,300	12,793
			41,448
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (o)		66,800	8,431
IQVIA Holdings, Inc. (o)		139,300	15,025
Thermo Fisher Scientific, Inc.		39,200	11,117
			34,573
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. (Canada) (o)		256,100	3,969
Jazz Pharmaceuticals PLC (o)		51,000	5,087
			9,056

TOTAL HEALTH CARE			91,165

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (o)		1,531,900	17,144
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	5
Machinery - 0.1%
Allison Transmission Holdings, Inc.		151,000	4,924
Fortive Corp.		134,900	7,445
			12,369
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(o)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(o)		214,176	0
			0
Professional Services - 0.0%
ASGN, Inc. (o)		101,200	3,574
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		222,822	4,933
HD Supply Holdings, Inc. (o)		358,700	10,198
Penhall Acquisition Co.:
Class A (d)(o)		11,553	758
Class B (d)(o)		3,850	253
United Rentals, Inc. (o)		188,670	19,414
			35,556
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (d)(o)(p)		403,760	0
Class A2 (d)(o)(p)		403,760	0
Class A3 (d)(o)(p)		403,760	0
Class A4 (d)(o)(p)		403,760	0
Class A5 (d)(o)(p)		403,760	0
Class A6 (d)(o)(p)		403,760	0
Class A7 (d)(o)(p)		403,760	0
Class A8 (d)(o)(p)		403,760	0
Class A9 (d)(o)(p)		403,760	0
			0

TOTAL INDUSTRIALS			68,648

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.2%
CDW Corp.		96,400	8,991
Zebra Technologies Corp. Class A (o)		71,400	13,109
			22,100
IT Services - 0.7%
EPAM Systems, Inc. (o)		85,100	15,800
Fiserv, Inc. (o)		112,625	10,698
Global Payments, Inc.		122,500	17,668
GoDaddy, Inc. (o)		113,400	6,476
MasterCard, Inc. Class A		78,800	19,035
PayPal Holdings, Inc. (o)		128,000	12,255
Verra Mobility Corp. (o)		209,213	1,494
Visa, Inc. Class A		98,400	15,854
			99,280
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.		23,000	5,453
Lam Research Corp.		60,200	14,448
Microchip Technology, Inc. (i)		76,000	5,153
ON Semiconductor Corp. (o)		460,400	5,727
Skyworks Solutions, Inc.		71,900	6,426
			37,207
Software - 0.6%
Adobe, Inc. (o)		93,600	29,787
Microsoft Corp.		191,700	30,233
Palo Alto Networks, Inc. (o)		42,900	7,034
Salesforce.com, Inc. (o)		56,400	8,120
SS&C Technologies Holdings, Inc.		193,939	8,498
VMware, Inc. Class A (o)		43,200	5,232
			88,904

TOTAL INFORMATION TECHNOLOGY			247,491

MATERIALS - 0.1%
Chemicals - 0.0%
CF Industries Holdings, Inc.		142,800	3,884
The Chemours Co. LLC		278,110	2,467
			6,351
Containers & Packaging - 0.1%
Berry Global Group, Inc. (o)		209,395	7,059
Metals & Mining - 0.0%
Aleris Corp. (d)(o)		72,811	0
Algoma Steel GP (d)(o)		151,792	3
Algoma Steel SCA (d)(o)		151,792	27
Elah Holdings, Inc. (o)		517	23
First Quantum Minerals Ltd.		709,700	3,626
			3,679

TOTAL MATERIALS			17,089

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		329,000	8,969
PG&E Corp. (o)		775,100	6,968
Portland General Electric Co.		13,962	669
			16,606
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.		984,600	15,714

TOTAL UTILITIES			32,320

TOTAL COMMON STOCKS
(Cost $702,526)			655,312

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(o)(p)
(Cost $6,908)		193,792,711	65
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.7%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (e)(f)(q)		5,465	4,276
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/20/27 (e)(f)(q)		4,880	4,587
			8,863
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (e)(f)(q)		4,810	3,992
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7046% 10/22/26 (e)(f)(q)		1,285	1,177
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3311% 9/19/26 (e)(f)(q)		2,603	2,413
			3,590

TOTAL COMMUNICATION SERVICES			16,445

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (e)(f)(q)		3,640	2,985
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(f)(q)		6,783	5,211
			8,196
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (e)(f)(q)		7,655	2,424
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.072% 2/5/26 (e)(f)(q)		11,351	10,102

TOTAL CONSUMER DISCRETIONARY			20,722

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 11/3/25 (e)(f)(q)		3,504	1,927
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (d)(e)(q)		1,352	1,362
			3,289
Oil, Gas & Consumable Fuels - 0.5%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(f)(q)		5,286	2,220
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (e)(f)(q)		59,940	2,826
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (e)(f)(q)		71,920	15,822
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(f)(q)		46,330	17,837
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(q)		846	682
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (e)(f)(q)		3,290	2,517
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (e)(f)(q)		22,150	14,471
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 6.9429% 5/11/20 (d)(e)(f)(q)(r)		5,046	4,794
term loan 7.25% 5/11/20 (d)(e)(q)		1,476	1,476
			62,645

TOTAL ENERGY			65,934

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/27/26 (e)(f)(q)		2,211	1,967
Diversified Financial Services - 0.1%
RPI 2019 Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (e)(f)(q)		4,708	4,332
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (e)(f)(q)		3,377	3,107
			7,439

TOTAL FINANCIALS			9,406

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/13/26 (e)(f)(q)		26,407	22,824
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.6116% 6/1/25 (e)(f)(q)		1,126	1,066

TOTAL HEALTH CARE			23,890

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7% 2/4/27 (e)(f)(q)		820	738
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (e)(f)(q)		1,549	1,225
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (e)(f)(q)		833	659
			1,884
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1916% 8/13/25 (e)(f)(q)		2,655	2,363
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 1/23/27 (e)(f)(q)		1,255	1,155
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(f)(q)		4,850	4,462
			5,617
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (e)(f)(q)		1,768	972
Electrical Equipment - 0.1%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (f)(q)(s)		19,240	17,220

TOTAL INDUSTRIALS			28,794

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 11/4/26 (e)(f)(q)		360	310
IT Services - 0.1%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/31/26 (e)(f)(q)		688	647
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (e)(f)(q)		5,449	3,807
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (e)(f)(q)		9,150	6,893
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (e)(f)(q)		6,574	5,358
			16,705
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 9/19/26 (e)(f)(q)		4,711	4,405
Software - 0.4%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 10/2/25 (e)(f)(q)		21,829	18,014
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (e)(f)(q)		13,470	12,339
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (e)(f)(q)		1,987	1,749
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (e)(f)(q)		6,500	5,558
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.6909% 9/29/24 (e)(f)(q)		2,758	2,574
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (e)(f)(q)		14,801	13,839
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8632% 2/19/27 (e)(f)(q)		1,310	1,251
			55,324

TOTAL INFORMATION TECHNOLOGY			76,744

MATERIALS - 0.0%
Metals & Mining - 0.0%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (e)(f)(q)		3,073	2,665
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (c)(f)(q)		14,942	1,315
			3,980
TOTAL BANK LOAN OBLIGATIONS
(Cost $427,525)			245,915
		Shares	Value (000s)

Fixed-Income Funds - 24.7%
Fidelity Emerging Markets Debt Central Fund (t)		265,781,863	2,128,913
Fidelity Floating Rate Central Fund (t)		15,153,486	1,327,294
TOTAL FIXED-INCOME FUNDS
(Cost $4,081,780)			3,456,207
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.6%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
DCP Midstream Partners LP 7.375% (e)(u)		8,965	3,586
Energy Transfer Partners LP:
6.25% (e)(u)		40,712	20,152
6.625% (e)(u)		15,640	7,742
MPLX LP 6.875% (e)(u)		18,000	10,980
Summit Midstream Partners LP 9.5% (e)(u)		8,965	129
			42,589
FINANCIALS - 4.2%
Banks - 3.7%
Bank of America Corp.:
5.125% (e)(u)		22,020	20,919
5.2% (e)(u)		48,090	46,119
5.875% (e)(u)		60,475	61,282
6.25% (e)(u)		18,480	18,757
Citigroup, Inc.:
4.7% (e)(u)		8,755	7,573
5% (e)(u)		36,455	33,326
5.9% (e)(u)		25,875	24,969
5.95% (e)(u)		46,925	45,386
6.3% (e)(u)		4,120	3,894
Huntington Bancshares, Inc. 5.7% (e)(u)		7,660	6,128
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.2294% (e)(f)(u)		30,810	26,743
4% (e)(u)		19,100	16,311
4.6% (e)(u)		13,385	11,715
5% (e)(u)		18,675	17,508
5.3% (e)(u)		12,280	11,513
6% (e)(u)		54,840	54,840
6.125% (e)(u)		12,865	12,222
6.75% (e)(u)		6,270	6,552
Wells Fargo & Co.:
5.875% (e)(u)		36,775	37,327
5.9% (e)(u)		46,445	45,647
			508,731
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
4.4% (e)(u)		4,530	3,794
4.95% (e)(u)		7,885	7,018
5% (e)(u)		50,754	43,395
5.375% (e)(u)		22,175	19,819
			74,026

TOTAL FINANCIALS			582,757

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(c)(u)		1,825	73
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)		20,060	13,841

TOTAL INDUSTRIALS			13,914

TOTAL PREFERRED SECURITIES
(Cost $727,941)			639,260
		Shares	Value (000s)

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.29% (v)		679,678,872	679,883
Fidelity Securities Lending Cash Central Fund 0.28% (v)(w)		1,631,653	1,632
TOTAL MONEY MARKET FUNDS
(Cost $681,431)			681,515
		Maturity Amount (000s)(a)	Value (000s)

Repurchase Agreements - 0.4%
Investments in repurchase agreements in a joint trading account at 0.04%, dated 3/31/20 due 4/1/20 (Collateralized by U.S. Government Obligations) #(x)
(Cost $59,360)		59,360	59,360

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	26,200	$758
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	634
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,200	102
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	30,100	34
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	13,100	234
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	359
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	22,300	220
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	1
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	27,700	28
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	2
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	43
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	266
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	1

TOTAL PUT OPTIONS			2,682

Call Options - 0.3%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	26,200	1,289
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	2,898
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,200	1,462
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	30,100	3,803
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	13,100	530
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	816
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	22,300	1,300
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	4,999
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	27,700	3,592
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	3,326
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	10,296
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	915
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	2,622

TOTAL CALL OPTIONS			37,848

TOTAL PURCHASED SWAPTIONS
(Cost $22,938)			40,530
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $15,913,960)			14,747,673
NET OTHER ASSETS (LIABILITIES) - (5.5)%			(774,068)
NET ASSETS - 100%			$13,973,605

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 4/1/50	$(36,700)	$(38,368)
2.5% 4/1/50	(60,900)	(63,668)
2.5% 4/1/50	(4,000)	(4,182)
2.5% 4/1/50	(36,050)	(37,689)
2.5% 4/1/50	(650)	(680)
2.5% 4/1/50	(1,950)	(2,039)
2.5% 4/1/50	(1,950)	(2,039)
2.5% 4/1/50	(3,900)	(4,077)
2.5% 4/1/50	(57,300)	(59,905)
2.5% 4/1/50	(12,700)	(13,277)
2.5% 4/1/50	(44,600)	(46,627)
2.5% 4/1/50	(1,950)	(2,039)
2.5% 4/1/50	(1,950)	(2,039)
2.5% 5/1/50	(48,500)	(50,618)
2.5% 5/1/50	(1,950)	(2,035)
2.5% 5/1/50	(36,700)	(38,302)
2.5% 5/1/50	(7,900)	(8,245)
2.5% 5/1/50	(1,950)	(2,035)
3.5% 4/1/50	(700)	(738)
3.5% 4/1/50	(6,800)	(7,173)
3.5% 4/1/50	(6,850)	(7,226)
3.5% 4/1/50	(8,750)	(9,230)
3.5% 4/1/50	(4,400)	(4,642)
3.5% 4/1/50	(4,375)	(4,615)
3.5% 4/1/50	(3,900)	(4,114)
3.5% 4/1/50	(675)	(712)
3.5% 4/1/50	(11,650)	(12,290)
3.5% 5/1/50	(5,375)	(5,667)
3.5% 5/1/50	(4,400)	(4,639)
3.5% 5/1/50	(4,575)	(4,824)

TOTAL GINNIE MAE		(443,734)

Uniform Mortgage Backed Securities
2.5% 4/1/50	(16,800)	(17,415)
2.5% 4/1/50	(10,000)	(10,366)
2.5% 4/1/50	(10,000)	(10,366)
2.5% 4/1/50	(10,600)	(10,988)
2.5% 4/1/50	(10,600)	(10,988)
2.5% 5/1/50	(16,800)	(17,383)
2.5% 5/1/50	(16,800)	(17,383)
3% 4/1/50	(6,500)	(6,816)
3% 4/1/50	(5,100)	(5,348)
3% 4/1/50	(4,700)	(4,929)
3% 4/1/50	(11,200)	(11,745)
3% 4/1/50	(5,100)	(5,348)
3% 5/1/50	(16,300)	(17,076)
3% 5/1/50	(6,400)	(6,705)
3.5% 4/1/50	(30,600)	(32,365)
3.5% 4/1/50	(27,000)	(28,557)
3.5% 4/1/50	(41,800)	(44,211)
3.5% 5/1/50	(30,600)	(32,338)
3.5% 5/1/50	(30,600)	(32,338)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(322,665)

TOTAL TBA SALE COMMITMENTS
(Proceeds $757,181)		$(766,399)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	20,300	$(308)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	36,100	(548)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	1,800	(19)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	27,500	(284)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	47,000	(486)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	23,000	(55)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(653)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	28,100	(84)

TOTAL PUT SWAPTIONS			(2,437)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	20,300	(855)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	36,100	(1,663)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	1,800	(104)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	27,500	(1,595)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	47,000	(2,759)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	23,000	(2,413)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(1,169)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	28,100	(2,180)

TOTAL CALL SWAPTIONS			(12,738)

TOTAL WRITTEN SWAPTIONS			$(15,175)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,695	June 2020	$235,075	$12,471	$12,471
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	82	June 2020	18,071	(34)	(34)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	338	June 2020	42,371	(534)	(534)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	27	June 2020	4,835	(37)	(37)

TOTAL SOLD					(605)

TOTAL FUTURES CONTRACTS					$11,866

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation) (000s)
USD	6,622	EUR	5,999	Brown Brothers Harriman & Co.	4/1/20	$6
AUD	4,501	USD	2,774	Bank Of America NA	5/13/20	(5)
AUD	9,564	USD	5,890	Brown Brothers Harriman & Co.	5/13/20	(6)
AUD	4,957	USD	2,852	Citibank NA	5/13/20	197
AUD	6,404	USD	3,819	Citibank NA	5/13/20	121
AUD	1,648	USD	997	Citibank NA	5/13/20	17
AUD	86,274	USD	57,154	Morgan Stanley	5/13/20	(4,077)
AUD	5,671	USD	3,308	National Australia Bank	5/13/20	181
AUD	10,924	USD	6,730	Royal Bank Of Canada	5/13/20	(9)
CAD	63,762	USD	46,126	Bank Of America NA	5/13/20	(798)
CAD	806	USD	573	Bank Of America NA	5/13/20	0
CAD	5,420	USD	4,094	CIBC World Markets	5/13/20	(241)
CAD	15,505	USD	10,969	JPMorgan Chase Bank, N.A.	5/13/20	54
CAD	122,069	USD	91,046	Royal Bank Of Canada	5/13/20	(4,267)
CAD	12,377	USD	9,241	Societe Generale SA	5/13/20	(442)
DKK	126,618	USD	18,899	BNP Paribas SA	5/13/20	(164)
EUR	5,537	USD	6,033	BNP Paribas SA	5/13/20	84
EUR	30,252	USD	33,741	BNP Paribas SA	5/13/20	(322)
EUR	14,014	USD	15,918	BNP Paribas SA	5/13/20	(436)
EUR	44,445	USD	49,381	BNP Paribas SA	5/13/20	(282)
EUR	2,250	USD	2,447	BNP Paribas SA	5/13/20	38
EUR	55,188	USD	61,900	Brown Brothers Harriman & Co.	5/13/20	(933)
EUR	16,772	USD	18,549	Brown Brothers Harriman & Co.	5/13/20	(21)
EUR	164,423	USD	186,888	CIBC World Markets	5/13/20	(5,248)
EUR	10,371	USD	11,592	CIBC World Markets	5/13/20	(135)
EUR	14,615	USD	15,674	CIBC World Markets	5/13/20	472
EUR	118,946	USD	127,089	CIBC World Markets	5/13/20	4,312
EUR	13,159	USD	14,358	Citibank NA	5/13/20	179
EUR	54,402	USD	61,674	Citibank NA	5/13/20	(1,576)
EUR	9,702	USD	10,537	Societe Generale SA	5/13/20	181
EUR	19,666	USD	21,720	Societe Generale SA	5/13/20	6
GBP	5,068	USD	6,553	BNP Paribas SA	5/13/20	(253)
GBP	16,200	USD	21,174	BNP Paribas SA	5/13/20	(1,034)
GBP	13,545	USD	15,604	Bank Of America NA	5/13/20	1,235
GBP	42,879	USD	54,999	Brown Brothers Harriman & Co.	5/13/20	(1,693)
GBP	19,739	USD	24,490	Brown Brothers Harriman & Co.	5/13/20	49
GBP	20,426	USD	26,187	CIBC World Markets	5/13/20	(794)
GBP	11,020	USD	13,918	CIBC World Markets	5/13/20	(218)
GBP	37,640	USD	49,178	JPMorgan Chase Bank, N.A.	5/13/20	(2,385)
GBP	2,738	USD	3,571	National Australia Bank	5/13/20	(167)
GBP	20,760	USD	24,523	National Australia Bank	5/13/20	1,285
GBP	32,274	USD	38,235	State Street Bank	5/13/20	1,888
JPY	5,282,823	USD	49,469	BNP Paribas SA	5/13/20	(240)
JPY	76	USD	1	Bank Of America NA	5/13/20	0
JPY	624,320	USD	5,713	CIBC World Markets	5/13/20	105
JPY	8,201,396	USD	73,831	Citibank NA	5/13/20	2,596
JPY	241,932	USD	2,263	JPMorgan Chase Bank, N.A.	5/13/20	(9)
JPY	5,017,343	USD	45,322	National Australia Bank	5/13/20	1,434
JPY	943,728	USD	8,788	National Australia Bank	5/13/20	6
NOK	17,916	USD	1,778	Morgan Stanley	5/13/20	(54)
USD	5,942	AUD	9,375	BNP Paribas SA	5/13/20	174
USD	19,561	AUD	30,844	Bank Of America NA	5/13/20	586
USD	57,997	AUD	85,706	JPMorgan Chase Bank, N.A.	5/13/20	5,269
USD	68,734	AUD	104,190	JPMorgan Chase Bank, N.A.	5/13/20	4,635
USD	3,283	AUD	5,697	JPMorgan Chase Bank, N.A.	5/13/20	(222)
USD	4,177	AUD	7,038	National Australia Bank	5/13/20	(153)
USD	106,251	CAD	141,768	Brown Brothers Harriman & Co.	5/13/20	5,469
USD	96,968	CAD	128,748	CIBC World Markets	5/13/20	5,442
USD	76,254	CAD	105,020	Citibank NA	5/13/20	1,595
USD	34,390	CAD	49,797	National Australia Bank	5/13/20	(1,011)
USD	64,410	CAD	92,151	National Australia Bank	5/13/20	(1,100)
USD	88,719	CAD	127,422	Royal Bank Of Canada	5/13/20	(1,866)
USD	18,750	DKK	126,618	CIBC World Markets	5/13/20	15
USD	200,160	EUR	181,000	BNP Paribas SA	5/13/20	207
USD	5,994	EUR	5,499	BNP Paribas SA	5/13/20	(81)
USD	28,114	EUR	25,121	BNP Paribas SA	5/13/20	362
USD	47,802	EUR	42,456	BNP Paribas SA	5/13/20	900
USD	66,711	EUR	60,598	CIBC World Markets	5/13/20	(232)
USD	2,008	EUR	1,860	CIBC World Markets	5/13/20	(47)
USD	4,662	EUR	4,299	CIBC World Markets	5/13/20	(88)
USD	13,347	EUR	12,031	CIBC World Markets	5/13/20	56
USD	202,386	EUR	183,000	Citibank NA	5/13/20	223
USD	201,274	EUR	182,000	National Australia Bank	5/13/20	216
USD	4,174	EUR	3,820	National Australia Bank	5/13/20	(46)
USD	228,142	EUR	206,292	Royal Bank Of Canada	5/13/20	248
USD	16,367	EUR	14,836	Royal Bank Of Canada	5/13/20	(22)
USD	69,587	EUR	61,997	Royal Bank Of Canada	5/13/20	1,098
USD	199,048	EUR	180,000	State Street Bank	5/13/20	199
USD	57,323	GBP	49,710	BNP Paribas SA	5/13/20	(4,475)
USD	49,331	GBP	37,640	Brown Brothers Harriman & Co.	5/13/20	2,537
USD	103,223	GBP	79,752	Citibank NA	5/13/20	4,077
USD	171,886	GBP	132,187	Societe Generale SA	5/13/20	7,555
USD	383,838	JPY	41,971,044	BNP Paribas SA	5/13/20	(7,282)
USD	31,422	NOK	303,615	Brown Brothers Harriman & Co.	5/13/20	2,211
USD	44,406	NOK	426,644	JPMorgan Chase Bank, N.A.	5/13/20	3,359
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$18,445
					Unrealized Appreciation	60,879
					Unrealized Depreciation	(42,434)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$140,600	$518	$0	$518
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2027	10,012	(176)	0	(176)
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2030	76,710	(1,802)	0	(1,802)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Jun. 2050	4,580	120	0	120

TOTAL INTEREST RATE SWAPS							$(1,340)	$0	$(1,340)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

DDK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

NOK – Norwegian krone

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,505,090,000 or 17.9% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,909,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,665,000.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $51,000.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Non-income producing

 (p) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,000 or 0.0% of net assets.

 (q) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,624,000 and $1,543,000, respectively.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Security is perpetual in nature with no stated maturity date.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Investment made with cash collateral received from securities on loan.

 (x) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,151
Fidelity Emerging Markets Debt Central Fund	33,062
Fidelity Floating Rate Central Fund	20,066
Fidelity Securities Lending Cash Central Fund	2
Total	$55,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$2,613,139	$33,061	$140,022	$1,224	$(378,489)	$2,128,913	88.6%
Fidelity Floating Rate Central Fund	1,518,627	68,061	52,999	(960)	(205,435)	1,327,294	76.9%
Total	$4,131,766	$101,122	$193,021	$264	$(583,924)	$3,456,207

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$59,360,000 due 4/01/2020 at 0.04%
JPMorgan Securities LLC	$59,360

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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